Stock-Based Compensation - Schedule of Stock Options Outstanding and Exercisable (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
$20.49 to $23.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 20.49
Range of Exercise Price, Upper limit	$ 23.40
Weighted-average remaining contractual life, years	1 year 2 months 12 days
Number outstanding	30
Weighted-average exercise price	$ 22.54
$25.0 to $26.10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 25.00
Range of Exercise Price, Upper limit	$ 26.10
Weighted-average remaining contractual life, years	2 years 6 months
Number outstanding	34
Weighted-average exercise price	$ 25.74
$29.08 to $33.07 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower limit	$ 29.08
Range of Exercise Price, Upper limit	$ 33.07
Weighted-average remaining contractual life, years	3 years 6 months
Number outstanding	61
Weighted-average exercise price	$ 32.21